COMMON STOCK	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
Equity [Abstract]
COMMON STOCK

NOTE 6 – COMMON STOCK

Stock Issued

During the quarter ended January 31, 2025, the Company entered into a Stock Subscription Agreement with accredited investors (under Rule 506 (b) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)) whereby the Company privately sold a total of 29,293 shares of its common stock for an aggregate cash purchase price of $15,000. The proceeds from the sale of common stock will be used for operating capital. The shares were issued as ‘restricted securities’ under Rule 144 of the Securities Act.

During the quarter ended January 31, 2025, the Company's Board of Directors granted approval for the issuance of 16,125,000 shares of our common stock valued at $5,092,557, in exchange for services rendered to the Company. These shares were considered "restricted securities" under Rule 144 and were issued under the exemption provided by Section 4(a)(2) of the Securities Act. The issuance of these shares resulted in the recognition of stock-based compensation expense in the accompanying statement of operations.

During the quarter ended January 31, 2026, the Company entered into a Stock Subscription Agreement with an accredited investor (under Rule 506(b) of Regulation D under the Securities Act of 1933, as amended). Whereby the Company privately sold a total of 500,000 shares of its common stock for an aggregate cash purchase price of $12,500. The proceeds from the sale of common stock will be used for operating capital. The shares were issued as ‘restricted securities’ under Rule 144 of the Securities Act.

Pursuant to the Company’s Regulation A offering, which was qualified by the Securities and Exchange Commission on December 11, 2025, the Company entered into stock subscription agreement for its common stock at a purchase price of $0.15 per share. On December 13, 2025, the Company received cash proceeds of $5,000 for shares that had not yet been issued as of the reporting date. On January 12, 2026, the Company received cash proceeds of $50,000 for 333,334 shares of common stock, which were issued on January 23, 2026.

Convertible Note Conversion

On December 12, 2025, following the qualification of the Company’s Regulation A Offering Statement on Form 1-A (“Form 1-A”) by the SEC on December 11, 2025, the Company converted $47,446 of principal and accrued interest under a convertible promissory note issued to Newlan Law Firm, PLLC in exchange for legal services in connection with the Form 1-A. The conversion was effected at a price of $0.245625 per share, representing 75% of the price of the Company’s common stock on the trading day immediately preceding the conversion, and resulted in the issuance of 193,164 shares of the Company’s common stock.

Stock Receivable

As of April 30, 2026 and October 31, 2025, the Company issued 13,750 shares of common stock under Regulation A offering to various shareholders that have not yet paid for shares; therefore, $13,750 has been classified as common stock receivable.

Stock Payable

As of April 30, 2026, the Company sold 48,584 shares of common stock under its Regulation A offering to various shareholders that have not yet been issued by the transfer agent; therefore, $20,250 has been classified as common stock payable.

As of April 30, 2026, the Company sold 250,000 shares of common stock under its Regulation D offering to a shareholder that have not yet been issued by the transfer agent; therefore, $10,000 has been classified as common stock payable.

As of April 30, 2026, the Company had agreed to issue 500,000 shares of common stock to Lambda Ventures LLC as initial commitment shares in connection with the Equity Purchase Agreement dated April 27, 2026. As these shares had not yet been issued by the transfer agent as of April 30, 2026, the fair value of $55,000 (500,000 shares at $0.11 per share, the closing price on April 27, 2026) has been classified as common stock payable.

As of April 30, 2026 and October 31, 2025, the Company had 101,821,989 and 100,795,491 shares of common stock issued and outstanding, respectively.

Equity Purchase Agreement – Lambda Ventures LLC

On April 27, 2026, the Company entered into an Equity Purchase Agreement (the “Purchase Agreement”) with Lambda Ventures LLC, a Nevada limited liability company (the “Investor”), pursuant to which the Company has the right, but not the obligation, to direct the Investor to purchase up to $30,000,000 of the Company’s common stock, par value $0.001 per share (the “Common Stock”), over a period of up to twenty-four (24) months, subject to the terms and conditions set forth in the Purchase Agreement. Under the Purchase Agreement, from time to time during the commitment period, the Company may deliver put notices to the Investor requiring the Investor to purchase shares of Common Stock, subject to certain conditions. Each put must be in a minimum amount of $25,000 and a maximum amount up to the lesser of (i) $500,000 or (ii) 200% of the Average Daily Trading Value, each calculated using the Initial Purchase Price. The purchase price per share will be the lesser of (i) 80% of the lowest traded price of the Common Stock on the principal trading market on the trading day immediately preceding the respective put date, or (ii) 80% of the lowest traded price of the Common Stock on the principal trading market on any trading day during the applicable valuation period.

As consideration for the Investor’s commitment to enter into the Purchase Agreement, the Company agreed to issue to the Investor 500,000 shares of Common Stock as initial commitment shares (the “Initial Commitment Shares”), which are earned in full upon execution of the Purchase Agreement. In addition, each time aggregate gross proceeds received by the Company under the Purchase Agreement increase by $2,500,000 (each, a “Trigger Event”), the Company will issue additional shares of Common Stock to the Investor as a commitment fee (the “Fulfillment Commitment Shares” and, together with the Initial Commitment Shares, the “Commitment Shares”). If the Maximum Commitment Amount is fully drawn, a total of twelve (12) Trigger Events will have occurred. The Company also agreed to pay $10,000 to the Investor’s legal counsel for expenses relating to the preparation of the Purchase Agreement. In connection with the Purchase Agreement, on April 27, 2026, the Company also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Investor, pursuant to which the Company agreed to file a registration statement with the Securities and Exchange Commission within thirty (30) calendar days from the date of the Registration Rights Agreement, covering the resale of the shares of Common Stock issuable under the Purchase Agreement, including the Initial Commitment Shares and Fulfillment Commitment Shares. The Company is required to have the registration statement declared effective within ninety (90) calendar days from the date of the Registration Rights Agreement. The Initial Commitment Shares had not been physically issued as of April 30, 2026; accordingly, the Company recorded the fair value of these shares as common stock payable in the accompanying balance sheet. The fair value was determined using the closing price of the Company’s common stock on April 27, 2026 of $0.11 per share, resulting in a total of $55,000 recorded as common stock payable and a corresponding charge to financing expense.

NOTE 6 – COMMON STOCK

The Company is authorized to issue 985,000,000 shares of common stock, par value $0.001.

Stock Issued

During the year ended October 31, 2024, the Company issued 433,429 shares of common stock for $433,429 in cash under its Regulation A offering, qualified by the SEC on May 3, 2023. The Company also issued 17,001 Regulation A shares previously classified as common stock payable.

During the year ended October 31, 2024, the Company issued 2,500 Regulation A shares previously classified as common stock payable and sold 2,500 Regulation A shares, classified as $2,500 common stock payable.

During the year ended October 31, 2024, the Company entered into a Stock Subscription Agreement with accredited investors (under Rule 506 (b) of Regulation D under the Securities Act of 1933, as amended). Whereby the Company privately sold a total of 2,262,852 shares of its common stock, $0.001 par value per share, (“common stock”) for a cash purchase price of $525,500. The proceeds from the sale of common stock will be used for operating capital. The shares were issued as ‘restricted securities’ under Rule 144 of the Securities Act.

During the year ended October 31, 2025, the Company entered into Stock Subscription Agreements with accredited investors (under Rule 506(b) of Regulation D under the Securities Act of 1933, as amended). Whereby the Company privately sold a total of 22,652,626 shares of its common stock, for a cash purchase price of $1,039,000. The proceeds from the sale of common stock will be used for operating capital.

During the year ended October 31, 2024, the Company's Board of Directors granted approval for the issuance of 7,400,000 shares of our common stock valued at $1,192,356, in exchange for services rendered to the Company. These shares were considered "restricted securities" under Rule 144 and were issued under the exemption provided by Section 4(a)(2) of the Securities Act. The issuance of these shares resulted in the recognition of stock-based compensation expense in the accompanying statement of operations.

During the year ended October 31, 2025, the Company's Board of Directors granted approval for the issuance of 18,705,000 shares of our common stock valued at $5,333,937, in exchange for services rendered to the Company. These shares were considered "restricted securities" under Rule 144 and were issued under the exemption provided by Section 4(a)(2) of the Securities Act. The issuance of these shares resulted in the recognition of stock-based compensation expense in the accompanying statement of operations.

As of October 31, 2025 and October 31, 2024, the Company had 100,795,491 and 419,437,865 shares of common stock issued and outstanding, respectively.

Stock Receivable

As of October 31, 2025, the Company issued 13,750 shares of common stock under Regulation A offering to various shareholders that have not yet paid for shares; therefore, $13,750 has been classified as common stock receivable.

On March 31, 2022, the Company issued 10,000,000 shares of common stock to Vivaris Capital, LLC, in connection with an Advisory Agreement. However, Vivaris Capital, LLC never paid for the shares, and a dispute arose. The dispute centered around the respective performance under the Advisory Agreement.

On May 3, 2024, the Company and Vivaris Capital, LLC executed a Settlement Agreement. As part of this agreement, the Company paid Vivaris Capital, LLC a settlement amount of $15,500, and the 10,000,000 shares issued to Vivaris Capital, LLC were canceled. This settlement nullifies any outstanding receivables related to the stock issuance and fully resolves the dispute between the parties.

As per the Settlement Agreement and Mutual Release of All Claims executed on May 3, 2024, the Company and Vivaris Capital, LLC have resolved their dispute. The settlement terms include the cancellation of the 10,000,000 shares issued to Vivaris Capital, LLC. Additionally, the Company agreed to pay Vivaris Capital, LLC a settlement amount of $15,500, which was recorded as a legal expense. This agreement nullified any outstanding receivable related to the stock issuance and resolved the dispute in full.

Stock Payable

As of October 31, 2025, the Company sold 15,250 shares of common stock under its Regulation A offering to various shareholders that have not yet been issued by the transfer agent; therefore, $15,250 has been classified as common stock payable.

As of October 31, 2025, the Company sold 10,000 shares of common stock under its Regulation D offering to a shareholder that have not yet been issued by the transfer agent; therefore, $10,000 has been classified as common stock payable.